Income tax - Additional information (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ARS ($)
Income tax
Inflation adjustment due to price index variation		$ 43,810		$ 167,973		$ 114,289
Period of accumulated price index variation		36 months	36 months	36 months	36 months	36 months	36 months
Percentage price index variation has exceeded		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Current tax liabilities due to tax inflation adjustments		$ 43,810		$ 167,973		$ 114,289
Taxable base of the historical tax carryforward losses		50,000	$ 72,777	73,000	$ 75,345	47,700	$ 38,585
Taxable base of the historical tax carryforward losses, with inflation adjustment		115,400	$ 167,854	134,500	$ 138,781	316,200	$ 255,660
Deferred income tax recognized from Brazilian concession		$ 0
Unrecognized deferred tax assets on tax loss carry forwards				$ 35,800
TAGSA benefits from tax-free zone concession obtained term	20 years
Inframerica Concessionaria do Aeroporto de Sao Goncalo do Amarante S.A. ("ICASGA")
Income tax
Tax effect on reversal of the impairment of intangible assets						$ 35,300